Filed pursuant to Rule 497(e)
File Nos. 333-184477 and 811-22761

STONE RIDGE TRUST

STONE RIDGE 2048 LONGEVITY INCOME ETF

STONE RIDGE 2049 LONGEVITY INCOME ETF

STONE RIDGE 2050 LONGEVITY INCOME ETF

STONE RIDGE 2051 LONGEVITY INCOME ETF

STONE RIDGE 2052 LONGEVITY INCOME ETF

STONE RIDGE 2053 LONGEVITY INCOME ETF

STONE RIDGE 2054 LONGEVITY INCOME ETF

STONE RIDGE 2055 LONGEVITY INCOME ETF

STONE RIDGE 2056 LONGEVITY INCOME ETF

STONE RIDGE 2057 LONGEVITY INCOME ETF

STONE RIDGE 2058 LONGEVITY INCOME ETF

STONE RIDGE 2059 LONGEVITY INCOME ETF

STONE RIDGE 2060 LONGEVITY INCOME ETF

STONE RIDGE 2061 LONGEVITY INCOME ETF

STONE RIDGE 2062 LONGEVITY INCOME ETF

STONE RIDGE 2063 LONGEVITY INCOME ETF

STONE RIDGE 2064 LONGEVITY INCOME ETF

STONE RIDGE 2065 LONGEVITY INCOME ETF

SUPPLEMENT DATED JANUARY 29, 2025

TO

PROSPECTUS

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED

SEPTEMBER 3, 2024, AS REVISED OCTOBER 21, 2024

AND

PROSPECTUS

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED

JANUARY 2, 2025

Reverse Share Split

On January 28, 2025, the Board of Trustees (the “Board”) of Stone Ridge Trust approved a 1-for-10 reverse share split for each of the Stone Ridge 2048 Longevity Income ETF, Stone Ridge 2049 Longevity Income ETF, Stone Ridge 2050 Longevity Income ETF, Stone Ridge 2051 Longevity Income ETF, Stone Ridge 2052 Longevity Income ETF, Stone Ridge 2053 Longevity Income ETF, Stone Ridge 2054 Longevity Income ETF, Stone Ridge 2055 Longevity Income ETF, Stone Ridge 2056 Longevity Income ETF, Stone Ridge 2057 Longevity Income ETF, Stone Ridge 2058 Longevity Income ETF, Stone Ridge 2059 Longevity Income ETF, Stone Ridge 2060 Longevity Income ETF, Stone Ridge 2061 Longevity Income ETF, Stone Ridge 2062 Longevity Income ETF, Stone Ridge 2063 Longevity Income ETF, Stone Ridge 2064 Longevity Income ETF and Stone Ridge 2065 Longevity Income ETF (together, the “ETFs”). The reverse share splits are scheduled to occur after the market close on the dates specified bin the table below, with shares being offered on a split-adjusted basis beginning on the dates specified in the tables below. Shareholders of record in an ETF at the close of business on the applicable record date will participate in the reverse share split for each ETF. As a result of the reverse share split, every ten (10) of each ETF’s outstanding shares (or fractions thereof) will automatically and without any action on the part of shareholders be converted into one (1) share, with shareholders receiving cash for any fractional shares. The reverse share split will decrease each ETF’s shares outstanding by a factor of ten and increase the net asset value (“NAV”) per share by a proportional amount.

In addition, following the reverse share split, the intended distribution amount per share for each ETF will change to $0.8333 per outstanding share per month, or $10.00 per share per year, through December of the year in which the Modeled Cohort turns 79. Beginning in January of the year in which the Modeled Cohort turns 80, each ETF’s intended distribution amount per share will decrease to $0.6250 per outstanding share per month, or $7.50 per share per year, through December of the year in which the Modeled Cohort turns 100.

The following table shows the effect of a hypothetical 1-for-10 reverse share split on a shareholder’s investment (actual NAV per share, shares owned and total value may vary).

Period	# of Shares Owned	Hypothetical NAV per share	Total Value (Based on Hypothetical NAV per share)
Pre-Split	100	$10.00	$1,000.00
Post-Split	10	$10.00	$1,000.00

While the number of outstanding shares will decrease, the reverse share split will not affect an ETF’s portfolio holdings, its aggregate net asset value or the total dollar value of shareholders’ investments in the ETF. In addition, the reverse share split is not a taxable event and will not affect any shareholder’s rights, preferences and privileges associated with an ETF’s shares.

ETF	Reverse Share Split Record Date	Reverse Share Split Payment Date
Stone Ridge 2048 Longevity Income ETF	February 6, 2025	February 7, 2025
Stone Ridge 2049 Longevity Income ETF	February 6, 2025	February 7, 2025
Stone Ridge 2050 Longevity Income ETF	February 6, 2025	February 7, 2025
Stone Ridge 2051 Longevity Income ETF	February 7, 2025	February 10, 2025
Stone Ridge 2052 Longevity Income ETF	February 7, 2025	February 10, 2025
Stone Ridge 2053 Longevity Income ETF	February 7, 2025	February 10, 2025
Stone Ridge 2054 Longevity Income ETF	February 10, 2025	February 11, 2025
Stone Ridge 2055 Longevity Income ETF	February 10, 2025	February 11, 2025
Stone Ridge 2056 Longevity Income ETF	February 10, 2025	February 11, 2025
Stone Ridge 2057 Longevity Income ETF	February 11, 2025	February 12, 2025
Stone Ridge 2058 Longevity Income ETF	February 11, 2025	February 12, 2025
Stone Ridge 2059 Longevity Income ETF	February 11, 2025	February 12, 2025
Stone Ridge 2060 Longevity Income ETF	February 12, 2025	February 13, 2025
Stone Ridge 2061 Longevity Income ETF	February 12, 2025	February 13, 2025
Stone Ridge 2062 Longevity Income ETF	February 12, 2025	February 13, 2025
Stone Ridge 2063 Longevity Income ETF	February 13, 2025	February 14, 2025
Stone Ridge 2064 Longevity Income ETF	February 13, 2025	February 14, 2025
Stone Ridge 2065 Longevity Income ETF	February 13, 2025	February 14, 2025

Special Distributions

On January 28, 2025, the Board also approved a special distribution by each ETF, which is estimated as of the date of this prospectus supplement to be equal to the amount per share (post-split) specified in the table below. The record date for each special distribution will be February 19, 2025 and each special distribution will be paid on February 20, 2025. Shareholders of record in an ETF at the close of business on February 19, 2025 will participate in the special distribution.

ETF	Estimated Special Distribution Amount per Share (Post-Split)
Stone Ridge 2048 Longevity Income ETF	$2.07
Stone Ridge 2049 Longevity Income ETF	$2.50
Stone Ridge 2050 Longevity Income ETF	$3.09
Stone Ridge 2051 Longevity Income ETF	$3.34
Stone Ridge 2052 Longevity Income ETF	$3.80
Stone Ridge 2053 Longevity Income ETF	$4.07
Stone Ridge 2054 Longevity Income ETF	$4.14
Stone Ridge 2055 Longevity Income ETF	$4.44
Stone Ridge 2056 Longevity Income ETF	$4.72
Stone Ridge 2057 Longevity Income ETF	$4.97
Stone Ridge 2058 Longevity Income ETF	$5.02
Stone Ridge 2059 Longevity Income ETF	$4.92
Stone Ridge 2060 Longevity Income ETF	$5.42
Stone Ridge 2061 Longevity Income ETF	$5.77
Stone Ridge 2062 Longevity Income ETF	$5.85
Stone Ridge 2063 Longevity Income ETF	$6.03
Stone Ridge 2064 Longevity Income ETF	$7.41
Stone Ridge 2065 Longevity Income ETF	$7.68

Name Change

On January 28, 2025, the Board approved new names for each ETF. Effective as of February the date specified in the table below, each ETF’s name will be changed as shown in the table below.

Current Name	New Name	Effective Date
Stone Ridge 2048 Longevity Income ETF	LifeX 2048 Longevity Income ETF	February 7, 2025
Stone Ridge 2049 Longevity Income ETF	LifeX 2049 Longevity Income ETF	February 7, 2025
Stone Ridge 2050 Longevity Income ETF	LifeX 2050 Longevity Income ETF	February 7, 2025
Stone Ridge 2051 Longevity Income ETF	LifeX 2051 Longevity Income ETF	February 10, 2025
Stone Ridge 2052 Longevity Income ETF	LifeX 2052 Longevity Income ETF	February 10, 2025
Stone Ridge 2053 Longevity Income ETF	LifeX 2053 Longevity Income ETF	February 10, 2025
Stone Ridge 2054 Longevity Income ETF	LifeX 2054 Longevity Income ETF	February 11, 2025
Stone Ridge 2055 Longevity Income ETF	LifeX 2055 Longevity Income ETF	February 11, 2025
Stone Ridge 2056 Longevity Income ETF	LifeX 2056 Longevity Income ETF	February 11, 2025

Current Name	New Name	Effective Date
Stone Ridge 2057 Longevity Income ETF	LifeX 2057 Longevity Income ETF	February 12, 2025
Stone Ridge 2058 Longevity Income ETF	LifeX 2058 Longevity Income ETF	February 12, 2025
Stone Ridge 2059 Longevity Income ETF	LifeX 2059 Longevity Income ETF	February 12, 2025
Stone Ridge 2060 Longevity Income ETF	LifeX 2060 Longevity Income ETF	February 13, 2025
Stone Ridge 2061 Longevity Income ETF	LifeX 2061 Longevity Income ETF	February 13, 2025
Stone Ridge 2062 Longevity Income ETF	LifeX 2062 Longevity Income ETF	February 13, 2025
Stone Ridge 2063 Longevity Income ETF	LifeX 2063 Longevity Income ETF	February 14, 2025
Stone Ridge 2064 Longevity Income ETF	LifeX 2064 Longevity Income ETF	February 14, 2025
Stone Ridge 2065 Longevity Income ETF	LifeX 2065 Longevity Income ETF	February 14, 2025

Management Fee Reduction

Finally, on January 28, 2025, the Board approved the Second Amended and Restated Investment Management Agreement, effective February 19, 2025, pursuant to which the Unified Management Fee paid to the Adviser will be lowered to an annual rate of 0.25% of each ETF’s average daily total assets less total liabilities.

Please retain this Supplement with your records for future reference.